CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Feb. 28, 2013	Feb. 29, 2012
Operating Activities
Net Income (Loss)	$ (55,007)	$ (33,696)
Items not affecting cash
Amortization of property and equipment	5,862	3,370
Amortization of intangible assets	3,748	1,986
Accretion expense	124	650
Bad debt expense	126	215
Royalty amortization	(151)	(490)
Interest expense	655
Rental expense	2,093
Impairment of intangible assets	13,812	8,315
Gain on change in estimate	(6,958)	(15,146)
Stock-based compensation	1,523	1,964
Gain on purchase of business	(19,397)
Loss on sale of assets (net of cash)	2,358
Unrealized foreign exchange loss	(140)	38
Future income tax expense (recovery)	(81)	(42)
Inventory impairment	3,443	2,020
Net Cash Provided By Operating Activities Before Adjusting Non-Cash Working Capital Items	(47,990)	(30,816)
Changes in non-cash working capital items	21,971	(3,652)
Net Cash Provided by (Used in) Operating Activities	(26,019)	(34,468)
Investing Activities
Acquisition of property and equipment	(2,395)	(1,090)
Acquisition of intangible assets	(1,522)	(1,589)
Acquisition of business (net of cash acquired)	(12,730)
Purchase of short term investments		(22,432)
Maturity of short term investments		33,613
Net Cash Provided by (Used in) Investing Activities	(16,647)	8,502
Financing Activities
Initial formation contribution by non-controlling interest in DW-HFCL		555
Principle payments on capital lease obligations	(1,264)
Debt facility	15,000
Deferred financing cost	(1,192)
Issuance of common shares net of issuance costs	145	505
Net Cash Provided by (Used in) Financing Activities	12,689	1,060
Effect of foreign exchange on cash and cash equivalents	138	(115)
Net decrease in cash and cash equivalents	(29,839)	(25,021)
Cash and cash equivalents at beginning of period	52,798	77,819
Cash and cash equivalents at end of period	22,959	52,798
Cash paid during the period for interest	$ 804